CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Share Capital	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at beginning of the year at Dec. 31, 2019	$ 31,987,016	$ 133,568,636		$ (348,860)	$ (165,199,194)	$ 7,598
Balance at the beginning of the year (in shares) at Dec. 31, 2019	2,245,865,913
Stock-based compensation	$ 0	325,523	$ 0	0	0	325,523
Issuance of ordinary shares, net of issuance costs	$ 20,051,809	2,253,158		0	0	22,304,967
Issuance of ordinary shares, net of issuance costs (in shares)	1,559,455,100
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital	$ 523,778	376,222	0	0	0	900,000
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital (in shares)	40,760,900
Issuance of share capital upon conversion of deferred shares	$ 0	0	0	0	0	0
Issuance of share capital upon conversion of deferred shares (in shares)	10
Subdivision of ordinary shares	$ (52,193,811)		52,193,811	0	0	0
Reclassification of warrants to shareholders' equity	0	3,199,553		0	0	3,199,553
Exercise of warrants	$ 15,941	11,559		0	0	27,500
Exercise of warrants (in shares)	1,250,000
Comprehensive loss	$ 0			(299,205)	(17,081,617)	(17,380,822)
Balance at the end of the year at Dec. 31, 2020	$ 384,733	139,734,651	52,193,811	(648,065)	(182,280,811)	9,384,319
Balance at the end of the year (in shares) at Dec. 31, 2020	3,847,331,923
Stock-based compensation	$ 0	314,650		0	0	314,650
Issuance of ordinary shares, net of issuance costs	$ 91,240	13,081,512		0	0	13,172,752
Issuance of ordinary shares, net of issuance costs (in shares)	912,400,000
Comprehensive loss	$ 0			107,098	(17,424,237)	(17,317,139)
Balance at the end of the year at Dec. 31, 2021	$ 475,973	153,130,813	52,193,811	(540,967)	(199,705,048)	5,554,582
Balance at the end of the year (in shares) at Dec. 31, 2021	4,759,731,923
Stock-based compensation	$ 0	735,107		0	0	735,107
Issuance of ordinary shares, net of issuance costs	$ 268,519	13,210,472		0	0	13,478,991
Issuance of ordinary shares, net of issuance costs (in shares)	2,685,185,200
Comprehensive loss	$ 0			(229,872)	(17,748,062)	(17,977,934)
Balance at the end of the year at Dec. 31, 2022	$ 744,492	$ 167,076,392	$ 52,193,811	$ (770,839)	$ (217,453,110)	$ 1,790,746
Balance at the end of the year (in shares) at Dec. 31, 2022	7,444,917,123